Provisions	12 Months Ended
Mar. 31, 2026
Disclosure Of Provisions [Abstract]
Disclosure of provisions [text block]
25. Provisions
The net change in provisions for the year ended March 31, 2026 consists of the following:

Yen in millions
For the year ended March 31,
2026
Provisions at beginning of year	714,455
Additional provisions	337,665
Utilization	(131,548)
Reversals	(2,082)
Other	11,165

Provisions at end of year	929,654

“Other” primarily includes the impact of currency translation adjustments, consolidation and deconsolidation of certain entities due to changes in ownership interests, and reclassifications to liabilities directly associated with assets held for sale.
Provisions consist of the following:

	Yen in millions
	For the years ended March 31,
	2025	2026
Current liabilities	413,352	431,191
Non-current liabilities	301,103	498,463

Total	714,455	929,654

Provisions include those related to compensation obligations arising from long-term contracts with suppliers when purchases of parts do not meet fixed or minimum quantities, as well as provisions related to the logistics and dismantling of end-of-life batteries and other provisions. See Note 32 for contractual commitments and contingent liabilities.